Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges (note 18)	$ 1,845	$ 0	$ 0
Employee severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges (note 18)	1,800
Unpaid restructuring charges	$ 500